Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Comparative Summary of Mortgage-Backed Securities And Other Securities Available-for-Sale

The following is a comparative summary of mortgage-backed securities and other securities available-for- sale at June 30, 2012, and December 31, 2011 (in thousands):

	June 30, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Mortgage-backed securities:
Pass-through certificates:
Government sponsored enterprises (GSE)	$491,069	$25,079	$105	$516,043
Non-GSE	8,025	—	640	7,385
Real estate mortgage investment conduits (REMICs):
GSE	550,179	5,510	78	555,611
Non-GSE	24,545	1,469	40	25,974

	1,073,818	32,058	863	1,105,013

Other securities:
Equity investments-mutual funds	13,467	36	—	13,503
Corporate bonds	102,189	581	67	102,703

	115,656	617	67	116,206

Total securities available-for-sale	$1,189,474	$32,675	$930	$1,221,219

	December 31, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Mortgage-backed securities:
Pass-through certificates:
GSE	$490,184	$24,709	$—	$514,893
Non-GSE	8,770	—	1,255	7,515
Real estate mortgage investment conduits (REMICs):
GSE	426,362	4,662	135	430,889
Non-GSE	31,114	1,859	37	32,936

	956,430	31,230	1,427	986,233

Other securities:
Equity investments-mutual funds	11,787	48	—	11,835
Corporate bonds	100,922	358	623	100,657

	112,709	406	623	112,492

Total securities available-for-sale	$1,069,139	$31,636	$2,050	$1,098,725

The following is a comparative summary of mortgage-backed securities and other securities available-for-sale at December 31 (in thousands):

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Pass-through certificates:
Government sponsored enterprises (GSE)	$490,184	$24,709	$—	$514,893
Non-GSE	8,770	—	1,255	7,515
Real estate mortgage investment conduits (REMICs):
GSE	426,362	4,662	135	430,889
Non-GSE	31,114	1,859	37	32,936

	956,430	31,230	1,427	986,233

Other securities:
Equity investments-mutual funds	11,787	48	—	11,835
Corporate bonds	100,922	358	623	100,657

	112,709	406	623	112,492

Total securities available-for-sale	$1,069,139	$31,636	$2,050	$1,098,725

	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Pass-through certificates:
Government sponsored enterprises (GSE)	$342,316	$13,479	$—	$355,795
Non-GSE	27,801	814	737	27,878
Real estate mortgage investment conduits (REMICs):
GSE	622,582	3,020	3,525	622,077
Non-GSE	65,766	3,674	51	69,389

	1,058,465	20,987	4,313	1,075,139

Other securities:
Equity investments-mutual funds	12,437	31	115	12,353
GSE bonds	34,988	45	—	35,033
Corporate bonds	119,765	2,146	123	121,788

	167,190	2,222	238	169,174

Total securities available-for-sale	$1,225,655	$23,209	$4,551	$1,244,313

Summary of Expected Maturity Distribution of Debt Securities Available-For-Sale, Other Than Mortgage-Backed Securities

The following is a summary of the expected maturity distribution of debt securities available-for-sale, other than mortgage-backed securities, at June 30, 2012 (in thousands):

		Estimated
	Amortized	fair
Available-for-sale	cost	value
Due in one year or less	$45,748	$45,973
Due after one year through five years	56,441	56,730

	$102,189	$102,703

The following is a summary of the expected maturity distribution of debt securities available-for-sale other than mortgage-backed securities at December 31, 2011 (in thousands):

Available-for-sale	Amortized Cost	Estimated Fair Value
Due in one year or less	$30,354	$30,552
Due after one year through five years	70,568	70,105

	$100,922	$100,657

Activity Related to Credit Component Recognized in Earnings on Debt Securities

Activity related to the credit component recognized in earnings on debt securities for which a portion of other-than-temporary impairment was recognized in accumulated other comprehensive income for the three and six months ended June 30, 2012 and 2011, is as follows (in thousands):

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
Balance, beginning of period	$578	$330	$578	$330
Additions to the credit component on debt securities in which other-than-temporary impairment was not previously recognized	—	248	—	248

Cumulative pre-tax credit losses, end of period	$578	$578	$578	$578

The following is a rollforward of 2011, 2010, and 2009 activity related to the credit component of other-than-temporary impairment recognized on debt securities in pre-tax earnings, for which a portion of other-than-temporary impairment was recognized in accumulated other comprehensive income (in thousands):

	2011	2010	2009
Balance, beginning of year	$330	$176	$—
Additions to the credit component on debt securities in which other-than-temporary impairment was not previously recognized	248	154	176

Cumulative pre-tax credit losses, end of year	$578	$330	$176

Gross Unrealized Losses on Mortgage-backed Securities

Gross unrealized losses on mortgage-backed securities, equity investments, and corporate bonds available-for-sale, and the estimated fair value of the related securities, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2012, and December 31, 2011, were as follows (in thousands):

	June 30, 2012
	Less than 12 months		12 months or more		Total
	Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated
	losses	fair value	losses	fair value	losses	fair value
Mortgage-backed securities:
Pass-through certificates:
GSE	$105	$14,717	$—	$—	$105	$14,717
Non-GSE	—	—	640	7,385	640	7,385
Real estate mortgage investment conduits (REMICs):
GSE	78	100,705	—	—	78	100,705
Non-GSE	—	—	40	735	40	735
Corporate bonds	7	1,858	60	11,534	67	13,392

Total	$190	$117,280	$740	$19,654	$930	$136,934

	December 31, 2011
	Less than 12 months		12 months or more		Total
	Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated
	losses	fair value	losses	fair value	losses	fair value
Mortgage-backed securities:
Pass-through certificates:
Non-GSE	$307	$2,513	$948	$5,002	$1,255	$7,515
Real estate mortgage investment conduits (REMICs):
GSE	135	54,475	—	—	135	54,475
Non-GSE	—	—	37	842	37	842
Corporate bonds	113	27,523	510	13,132	623	40,655

Total	$555	$84,511	$1,495	$18,976	$2,050	$103,487

Gross unrealized losses on mortgage-backed securities, equity securities, agency bonds, and corporate bonds available-for-sale, and the estimated fair value of the related securities, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010, were as follows (in thousands):

	December 31, 2011
	Less than 12 months		12 months or more		Total
	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value
Mortgage-backed securities:
Pass-through certificates:
Non-GSE	307	2,513	948	5,002	1,255	7,515
Real estate mortgage investment conduits (REMICs):
GSE	135	54,475	—	—	135	54,475
Non-GSE	—	—	37	842	37	842
Corporate bonds	113	27,523	510	13,132	623	40,655

Total	$555	$84,511	$1,495	$18,976	$2,050	$103,487

	December 31, 2010
	Less than 12 months		12 months or more		Total
	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value
Mortgage-backed securities:
Pass-through certificates:
Non-GSE	$—	$—	$737	$10,126	$737	$10,126
Real estate mortgage investment conduits (REMICs):
GSE	3,525	344,971	—	—	3,525	344,971
Non-GSE	—	—	51	1,238	51	1,238
Corporate bonds	123	13,880	—	—	123	13,880
Equity Investments — mutual funds	115	4,884	—	—	115	4,884

Total	$3,763	$363,735	$788	$11,364	$4,551	$375,099